TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables, net	$ 17,365	$ 17,935
Accrued revenue	324	252
Other receivables	571	1,278
Indemnification asset	792	0
Deposits	414	163
Prepayments	3,034	1,532
Trade and other current receivables	22,500	21,160
Trade receivables, gross	19,541	19,599
Credit loss allowance	(2,176)	(1,664)
Trade receivables, net	$ 17,365	$ 17,935